Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company is involved from time to time in various legal proceedings and administrative actions related to the normal conduct of its business, including general liability claims, putative class action lawsuits and litigation concerning its products.
Although it is impossible to predict the outcome of any pending legal proceeding, management believes that such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows, except as they relate to asbestos and New Zealand product liability claims as described in these consolidated financial statements.
New Zealand Weathertightness Claims
Since fiscal year 2002, the Company’s New Zealand subsidiaries have been joined in a number of weathertightness claims in New Zealand that relate to residential buildings (single dwellings and apartment complexes) and a small number of non-residential buildings, primarily constructed from 1998 to 2004. The claims often involve multiple parties and allege that losses were incurred due to excessive moisture penetration of the buildings’ structures. The claims typically include allegations of poor building design, inadequate certification of plans, inadequate construction review and compliance certification and deficient work by sub-contractors.
The Company recognizes a liability for asserted New Zealand weathertightness claims in the period in which the loss becomes probable and estimable. The amount of reasonably possible loss is dependent on a number of factors including, without limitation, the specific facts and circumstances unique to each claim brought against the Company’s subsidiaries, the existence of any co-defendants involved in defending the claim, the solvency of such co-defendants (including the ability of such co-defendants to remain solvent until the related claim is ultimately resolved), the availability of claimant compensation under a government compensation scheme, the amount of loss estimated to be allocable to the Company’s subsidiaries and the extent to which the co-defendants and the Company’s subsidiaries have access to third-party recoveries to cover a portion of the costs incurred in defending and resolving such actions. In addition to the above limitations, the total loss incurred is also dependent on the manner and extent to which statutory limitation periods will apply to any received claims.
Historically, the Company’s New Zealand subsidiaries have been joined to these claims as one of several co-defendants, including local government entities responsible for enforcing building codes and practices, resulting in the Company’s New Zealand subsidiaries becoming liable for only a portion of each claim. In addition, the Company’s New Zealand subsidiaries have had access to third-party recoveries to defray a portion of the costs incurred in resolving such claims. However, in 2015 the Company’s New Zealand subsidiaries were named as the sole defendants in four claims on behalf of multiple defendants, each of which allege that the New Zealand subsidiaries’ products were inherently defective. In two of these claims, three non-New Zealand Subsidiaries and the Company were named as defendants along with the two New Zealand subsidiaries and their direct New Zealand holding company.
The Company has established a provision for asserted New Zealand weathertightness claims within the current portion of Other liabilities, with a corresponding estimated receivable for third-party recoveries being recognized within Accounts and other receivables.

To the extent that it is probable and estimable, the estimated loss for these matters, net of estimated third-party recoveries, incorporates assumptions that are subject to the foregoing uncertainties and are principally derived from, but not exclusively based on, historical claims experience together with facts and circumstances unique to each claim. If the nature and extent of the resolution of claims in future periods differ from the historical claims experience, then the actual amount of loss may be materially higher or lower than estimated losses accrued at 31 March 2019.
Environmental and Legal
The operations of the Company, like those of other companies engaged in similar businesses, are subject to a number of laws and regulations on air and water quality, waste handling and disposal. The Company’s policy is to accrue for environmental costs when it is determined that it is probable that an obligation exists and the amount can be reasonably estimated.
Operating Leases and Commitments
The following table summarizes contractual obligations and commitments as of 31 March 2019:

Years ending 31 March (Millions of US dollars):	2020	2021	2022	2023	2024	Thereafter	Total
Operating leases[1]	$18.4	$15.3	$11.7	$7.5	$5.1	$8.2	$66.2
Purchase commitments[2]	0.4	0.4	0.4	0.4	0.4	8.2	10.2
Capital commitments[3]	5.2	—	—	—	—	—	5.2

[1] Future lease payments for non-cancellable operating leases having a remaining term in excess of one year at 31 March 2019. As the lessee, the Company principally enters into property, building and equipment leases.

[2] Represents unconditional purchase obligations that include agreements to purchase goods or services, primarily gypsum, that are enforceable and legally binding on us and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions, and approximate timing of the transaction. Purchase obligations exclude agreements that are cancellable without penalty.

[3] Represents total outstanding purchase obligations under purchase orders as of 31 March 2019 in connection with future capital expenditures in connection with our capacity expansion projects.

Rental expense amounted to US$30.7 million, US$20.6 million and US$18.4 million for the years ended 31 March 2019, 2018 and 2017, respectively.